UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Infrastructure Capital Equity Income ETF
ICAP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Infrastructure Capital Equity Income ETF for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://infracapfund.com/icap. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Equity Income ETF	$120	2.52%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$59,447,049
Number of Holdings	119
Portfolio Turnover	106%
30-Day SEC Yield	6.55%
30-Day SEC Yield Unsubsidized	6.55%
Visit https://infracapfund.com/icap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Industry	(% of investments)
Banks	14.0%
Capital Markets	12.0%
Oil, Gas & Consumable Fuels	7.6%
Specialized REITs	5.9%
Office REITs	5.8%
Mortgage REITs	5.8%
Financial Services	4.2%
Broadline Retail	3.3%
Pharmaceuticals	3.3%
Other	38.1%

Top 10 Issuers	(% of net assets)
Goldman Sachs Group, Inc.	4.6%
KKR & Co., Inc.	4.6%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.8%
Honeywell International, Inc.	3.7%
Kilroy Realty Corp.	3.6%
Johnson & Johnson	3.5%
Morgan Stanley	3.4%

Security Type	(% of net assets)
Common Stocks	89.7%
Preferred Stocks	19.4%
Convertible Preferred Stocks	9.2%
Money Market Funds	0.0%
Written Options	-0.2%
Cash & Other	-18.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/icap.
Infrastructure Capital Equity Income ETF	PAGE 1	TSR-SAR-81752T619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Infrastructure Capital Advisors, LLC or your financial intermediary.
Infrastructure Capital Equity Income ETF	PAGE 2	TSR-SAR-81752T619

Infrastructure Capital Small Cap Income ETF
SCAP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Infrastructure Capital Small Cap Income ETF for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://infracapfund.com/scap. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Small Cap Income ETF	$99	2.11%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$13,433,232
Number of Holdings	71
Portfolio Turnover	68%
30-Day SEC Yield	6.03%
30-Day SEC Yield Unsubsidized	6.03%
Visit https://infracapfund.com/scap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Industry	(% of investments)
Banks	15.9%
Mortgage REITs	13.4%
Capital Markets	7.2%
Oil, Gas & Consumable Fuels	6.1%
Chemicals	5.1%
Consumer Finance	4.8%
Aerospace & Defense	3.6%
Health Care REITs	3.4%
Retail REITs	3.2%
Other	37.3%

Top 10 Issuers	(% of net assets)
iShares Russell 2000 ETF	9.5%
Woodward, Inc.	4.3%
AGNC Investment Corp.	4.0%
Chimera Investment Corp.	4.0%
Casey’s General Stores, Inc.	3.3%
Rithm Capital Corp.	3.2%
Bank of NT Butterfield & Son Ltd.	3.0%
AG Mortgage Investment Trust, Inc.	2.9%
Preferred Bank/Los Angeles CA	2.9%
SLM Corp.	2.9%

Security Type	(% of net assets)
Common Stocks	78.9%
Preferred Stocks	23.9%
Exchange Traded Funds	9.5%
Convertible Preferred Stocks	4.9%
Money Market Funds	0.2%
Written Options	0.0%
Cash & Other	-17.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/scap.
Infrastructure Capital Small Cap Income ETF	PAGE 1	TSR-SAR-81752T445

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Infrastructure Capital Advisors, LLC or your financial intermediary.
Infrastructure Capital Small Cap Income ETF	PAGE 2	TSR-SAR-81752T445

Infrastructure Capital Bond Income ETF
BNDS (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Infrastructure Capital Bond Income ETF for the period of January 14, 2025, to May 31, 2025. You can find additional information about the Fund at https://www.infracapfunds.com/infracap-bnds-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Bond Income ETF	$31	0.82%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$15,763,919
Number of Holdings	70
Portfolio Turnover	7%
30-Day SEC Yield	7.93%
30-Day SEC Yield Unsubsidized	7.93%
Effective Duration	3.48
Visit https://www.infracapfunds.com/infracap-bnds-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

Industry	(% of investments)
Mortgage REITs	11.9%
Oil, Gas & Consumable Fuels	8.4%
Media Streaming	6.4%
Banks	4.2%
All Other Business Support Services	4.0%
Lessors	3.2%
ETFs	3.2%
Consumer Finance	3.2%
Agricultural Operations	3.0%
Other	52.5%

Top 10 Issuers	(% of net assets)
Plains All American Pipeline LP	3.5%
Land O’ Lakes, Inc.	3.0%
Genesis Energy LP / Genesis Energy Finance Corp.	2.8%
Charter Communications Operating LLC / Charter Communications Operating Capital	2.7%
Lincoln National Corp.	2.7%
Crescent Energy Finance LLC	2.6%
Diversified Healthcare Trust	2.6%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	2.5%
Warnermedia Holdings, Inc.	2.4%
BW Real Estate, Inc.	2.3%

Security Type	(% of net assets)
Corporate Bonds	66.9%
Preferred Stocks	27.9%
Exchange Traded Funds	3.2%
Convertible Preferred Stocks	2.1%
Money Market Funds	0.0%
Cash & Other	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.infracapfunds.com/infracap-bnds-etf.
Infrastructure Capital Bond Income ETF	PAGE 1	TSR-SAR-81752T437

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Infrastructure Capital Advisors, LLC or your financial intermediary.
Infrastructure Capital Bond Income ETF	PAGE 2	TSR-SAR-81752T437

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Infrastructure Capital Equity Income ETF
Ticker Symbol: ICAP
Infrastructure Capital Small Cap Income ETF
Ticker Symbol: SCAP
Infrastructure Capital Bond Income ETF
Ticker Symbol: BNDS
Semi-Annual Financial Statements and Additional Information
May 31, 2025

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.7%
Aerospace & Defense - 1.4%
RTX Corp.(a)(b)	5,935	$810,009
Banks - 15.6%
Bank of America Corp.(b)(c)	52,664	2,324,062
Citigroup, Inc.(b)(c)	32,742	2,466,127
Citizens Financial Group, Inc.	25,695	1,036,793
Fifth Third Bancorp(b)(c)	14,672	560,324
JPMorgan Chase & Company	2,063	544,632
M&T Bank Corp.(b)(c)	4,494	820,784
Truist Financial Corp.(b)(c)	18,759	740,981
U.S. Bancorp(b)(c)	18,513	806,982
		9,300,685
Beverages - 1.7%
Coca-Cola Co.(a)(c)	13,780	993,538
Broadline Retail - 3.9%
Amazon.com, Inc.(a)(b)(c)(d)	11,384	2,333,834
Capital Markets - 9.5%
Ares Management Corp. - Class A(b)(c)	5,708	944,674
Goldman Sachs Group, Inc.(a)(b)(c)	4,547	2,730,246
Morgan Stanley(c)	15,621	1,999,957
		5,674,877
Chemicals - 1.3%
Air Products and Chemicals, Inc.	1,020	284,488
Dow, Inc.(a)(b)(c)	17,299	479,875
		764,363
Communications Equipment - 2.3%
Cisco Systems, Inc.(b)(c)	21,932	1,382,593
Diversified Telecommunication Services - 1.9%
AT&T, Inc.(b)(c)	40,721	1,132,044
Electric Utilities - 2.1%
NextEra Energy, Inc.(b)(c)	2,312	163,320
NRG Energy, Inc.	181	28,218
Southern Co.(a)(b)(c)	11,613	1,045,170
		1,236,708
Food Products - 1.8%
Kraft Heinz Co.(a)(b)(c)	39,710	1,061,448
Gas Utilities - 0.8%
Northwest Natural Holding Co.(b)(c)	12,000	491,640

The accompanying notes are an integral part of these financial statements.

1

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care REITs - 2.2%
Alexandria Real Estate Equities, Inc.(b)(c)	12,489	$876,603
Healthcare Realty Trust, Inc.(b)(c)	28,737	416,686
		1,293,289
Hotels, Restaurants & Leisure - 2.7%
McDonald’s Corp.(a)(b)(c)	4,544	1,426,134
Red Rock Resorts, Inc. - Class A(b)(c)	3,385	162,717
		1,588,851
Industrial Conglomerates - 3.7%
Honeywell International, Inc.(b)(c)	9,683	2,194,846
Industrial REITs - 1.6%
Rexford Industrial Realty, Inc.(b)(c)	26,839	945,806
IT Services - 1.3%
International Business Machines Corp.	3,041	787,801
Office REITs - 6.9%
BXP, Inc.(b)(c)	29,176	1,964,420
Kilroy Realty Corp.(b)(c)	66,370	2,137,114
		4,101,534
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp.(a)	13,370	1,827,679
Coterra Energy, Inc.	20,424	496,508
Exxon Mobil Corporation(a)	15,157	1,550,561
MPLX LP(b)(c)	28,807	1,469,157
		5,343,905
Pharmaceuticals - 3.9%
Johnson & Johnson(a)(c)	13,623	2,114,426
Merck & Co., Inc.(a)	2,586	198,708
		2,313,134
Retail REITs - 1.4%
Realty Income Corp.(b)(c)	14,947	846,299
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Inc.(a)(c)	9,308	2,253,188
Specialized REITs - 6.7%
American Tower Corp.(b)(c)	1,844	395,815
Crown Castle, Inc.(b)(c)	6,860	688,401
Digital Realty Trust, Inc.(c)	4,169	715,067
Equinix, Inc.(b)(c)	1,747	1,552,768
Safehold, Inc.(b)(c)	40,833	615,353
		3,967,404

The accompanying notes are an integral part of these financial statements.

2

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tobacco - 2.3%
Philip Morris International, Inc.(a)(b)(c)	7,573	$1,367,608
Wireless Telecommunication Services - 1.9%
Vodafone Group PLC - ADR(b)(c)	108,103	1,117,785
TOTAL COMMON STOCKS (Cost $52,038,252)		53,303,189
PREFERRED STOCKS - 19.4%
Banks - 0.9%
Bank of America Corp., Series 02, 5.24% (3 mo. Term SOFR + 0.91%), Perpetual Maturity(c)	4,113	83,042
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity(b)(c)(e)	5,707	121,730
Valley National Bancorp, Series C, 8.25% to 09/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual Maturity(b)(c)(e)	14,362	356,465
		561,237
Capital Markets - 0.0%(f)
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual Maturity	83	1,710
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc., 6.70%, 03/07/2043(b)(c)	5,780	111,323
Consumer Finance - 3.3%
SLM Corp., Series B, 6.26% (3 mo. Term SOFR + 1.96%), Perpetual Maturity(b)(c)(e)	24,674	1,943,078
Diversified REITs - 1.0%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity(b)(c)	27,075	573,719
Diversified Telecommunication Services - 0.4%
Qwest Corp., 6.75%, 06/15/2057(c)	11,560	215,941
Electrical Equipment - 0.5%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity(b)(c)	58,856	307,228
Financial Services - 1.7%
Corebridge Financial, Inc., 6.38%, 12/15/2064(b)(c)	44,650	1,016,681
Health Care REITs - 0.8%
Diversified Healthcare Trust
5.63%, 08/01/2042(b)(c)	27,486	452,420
6.25%, 02/01/2046	711	11,980
		464,400
Hotel & Resort REITs - 2.1%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity(b)(c)	51,074	1,266,124

The accompanying notes are an integral part of these financial statements.

3

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Insurance - 0.6%
American National Group, Inc., Series ., 7.38%, Perpetual Maturity	968	$24,209
Aspen Insurance Holdings Ltd., 7.00%, Perpetual Maturity(c)	13,747	340,101
		364,310
Mortgage REITs - 6.8%
AG Mortgage Investment Trust, Inc., Series A, 8.25%, Perpetual Maturity	1,030	22,526
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity(b)(c)(e)	22,882	562,897
New York Mortgage Trust, Series D, 8.00% to 10/15/2027 then 3 mo. SOFR + 5.70%, Perpetual Maturity(b)(c)(e)	56,546	1,222,525
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030(c)	25,315	631,356
Redwood Trust, Inc.
9.00%, 09/01/2029(b)(c)	45,712	1,119,944
9.13%, 03/01/2030(c)	20,266	491,450
		4,050,698
Trading Companies & Distributors - 1.1%
Triton International Ltd., 7.63%, Perpetual Maturity	26,370	652,394
TOTAL PREFERRED STOCKS (Cost $12,240,823)		11,528,843
CONVERTIBLE PREFERRED STOCKS - 9.2%
Capital Markets - 4.6%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(c)	54,912	2,726,381
Electric Utilities - 1.0%
NextEra Energy, Inc., 6.93%, 09/01/2025(b)(c)	4,235	168,638
PG&E Corp., Series A, 6.00%, 12/01/2027(c)	10,904	474,542
		643,180
Financial Services - 3.3%
Apollo Global Management, Inc., 6.75%, 07/31/2026(c)	27,988	1,958,600
Machinery - 0.0%(f)
Chart Industries, Inc., Series B, 6.75%, 12/15/2025	17	992
Specialized REITs - 0.3%
EPR Properties, Series E, 9.00%, Perpetual Maturity(b)(c)	5,532	167,620
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,223,388)		5,496,773

The accompanying notes are an integral part of these financial statements.

4

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%(f)
Money Market Funds - 0.0%(f)
First American Government Obligations Fund - Class X, 4.23%(g)	912	$912
First American Treasury Obligations Fund - Class X, 4.23%(g)	911	911
TOTAL SHORT-TERM INVESTMENTS (Cost $1,823)		1,823
TOTAL INVESTMENTS - 118.3% (Cost $69,504,286)		$70,330,628
Liabilities in Excess of Other Assets - (18.3)%		(10,883,579)
TOTAL NET ASSETS - 100.0%		$59,447,049

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of May 31, 2025, is $10,224,119.
(c)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of May 31, 2025, is $38,345,409.
(d)	Non-income producing security.
(e)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of May 31, 2025.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2025 (Unaudited)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b)
Written Call Options
Amazon.com, Inc.
Expiration: 06/20/2025; Exercise Price: $260.00	$(205,010)	(10)	$(40)
Expiration: 07/18/2025; Exercise Price: $260.00	(410,020)	(20)	(280)
Expiration: 08/15/2025; Exercise Price: $260.00	(410,020)	(20)	(1,300)
Expiration: 09/19/2025; Exercise Price: $260.00	(205,010)	(10)	(1,380)
Broadcom, Inc.
Expiration: 06/20/2025; Exercise Price: $320.00	(242,070)	(10)	(220)
Expiration: 06/20/2025; Exercise Price: $350.00	(242,070)	(10)	(50)
Expiration: 07/18/2025; Exercise Price: $350.00	(242,070)	(10)	(460)
Expiration: 08/15/2025; Exercise Price: $290.00	(484,140)	(20)	(11,000)
Expiration: 08/15/2025; Exercise Price: $320.00	(242,070)	(10)	(2,150)
Expiration: 08/15/2025; Exercise Price: $350.00	(242,070)	(10)	(1,020)
Expiration: 09/19/2025; Exercise Price: $350.00	(242,070)	(10)	(2,300)
Expiration: 10/17/2025; Exercise Price: $300.00	(484,140)	(20)	(18,760)
Chevron Corp.
Expiration: 06/20/2025; Exercise Price: $185.00	(1,093,600)	(80)	(200)
Expiration: 08/15/2025; Exercise Price: $170.00	(2,734,000)	(200)	(3,500)
Expiration: 08/15/2025; Exercise Price: $175.00	(683,500)	(50)	(600)
Expiration: 08/15/2025; Exercise Price: $180.00	(1,367,000)	(100)	(1,400)
Expiration: 08/15/2025; Exercise Price: $185.00	(273,400)	(20)	(200)
Expiration: 09/19/2025; Exercise Price: $165.00	(1,367,000)	(100)	(6,600)
Expiration: 09/19/2025; Exercise Price: $170.00	(2,734,000)	(200)	(8,000)
Expiration: 09/19/2025; Exercise Price: $175.00	(1,503,700)	(110)	(2,530)
Coca-Cola Co.
Expiration: 06/06/2025; Exercise Price: $74.00	(721,000)	(100)	(1,100)
Dow, Inc.
Expiration: 06/20/2025; Exercise Price: $32.50	(277,400)	(100)	(600)
Edison International
Expiration: 07/18/2025; Exercise Price: $65.00	(111,300)	(20)	(250)
Expiration: 07/18/2025; Exercise Price: $70.00	(723,450)	(130)	(1,950)
Expiration: 08/15/2025; Exercise Price: $65.00	(389,550)	(70)	(8,400)
Exxon Mobil Corp.
Expiration: 06/06/2025; Exercise Price: $120.00	(511,500)	(50)	(200)
Expiration: 06/13/2025; Exercise Price: $114.00	(3,171,300)	(310)	(1,860)
Expiration: 06/20/2025; Exercise Price: $114.00	(1,023,000)	(100)	(1,000)
Expiration: 06/27/2025; Exercise Price: $113.00	(1,023,000)	(100)	(1,400)
Goldman Sachs Group, Inc.
Expiration: 06/06/2025; Exercise Price: $650.00	(600,450)	(10)	(80)
Expiration: 06/13/2025; Exercise Price: $655.00	(600,450)	(10)	(500)
Johnson & Johnson
Expiration: 06/13/2025; Exercise Price: $157.50	(1,552,100)	(100)	(10,700)
Expiration: 06/20/2025; Exercise Price: $160.00	(1,552,100)	(100)	(8,600)

The accompanying notes are an integral part of these financial statements.

6

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2025 (Unaudited) (Continued)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS (Continued)
Written Call Options (Continued)
Kraft Heinz Co.
Expiration: 06/20/2025; Exercise Price: $32.50	$(801,900)	(300)	$(300)
Expiration: 07/18/2025; Exercise Price: $32.50	(267,300)	(100)	(300)
McDonald’s Corp.
Expiration: 06/06/2025; Exercise Price: $322.50	(941,550)	(30)	(810)
Merck & Co., Inc.
Expiration: 06/20/2025; Exercise Price: $85.00	(192,100)	(25)	(825)
RTX Corp.
Expiration: 06/06/2025; Exercise Price: $137.00	(545,920)	(40)	(5,840)
Southern Co.
Expiration: 06/06/2025; Exercise Price: $89.00	(540,000)	(60)	(7,200)
Expiration: 06/13/2025; Exercise Price: $92.00	(990,000)	(110)	(2,860)
Total Written Call Options			(116,765)
Written Put Options
Philip Morris International, Inc.
Expiration: 06/06/2025; Exercise Price: $172.50	(541,770)	(30)	(870)
Walmart, Inc.
Expiration: 06/06/2025; Exercise Price: $90.00	(493,600)	(50)	(450)
Total Written Put Options			(1,320)
TOTAL WRITTEN OPTIONS (Premiums received $158,045)			$(118,085)

(a)	100 shares per contract.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

7

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.9%
Aerospace & Defense - 4.3%
Woodward, Inc.(a)	2,642	$571,544
Banks - 16.0%
Bank of NT Butterfield & Son Ltd.(a)(b)	9,587	404,188
BankUnited, Inc.(a)	2,413	81,994
East West Bancorp, Inc.(a)	4,226	385,411
ESSA Bancorp, Inc.(a)	4,835	88,916
Kearny Financial Corp./MD(a)	12,210	73,626
Metrocity Bankshares, Inc.(a)	3,464	96,784
Pinnacle Financial Partners, Inc.(a)	2,869	304,917
Popular, Inc.(a)	1,696	175,587
Preferred Bank/Los Angeles CA(a)	4,725	395,057
Western Alliance Bancorp(a)	2,000	144,820
		2,151,300
Capital Markets - 6.6%
AllianceBernstein Holding LP(a)	3,770	150,611
Houlihan Lokey, Inc.(a)	851	148,653
Jefferies Financial Group, Inc.	2,500	121,500
Lazard, Inc.	3,000	130,200
StoneX Group, Inc.(a)(c)	3,900	330,154
		881,118
Chemicals – 6.0%
AdvanSix, Inc.(a)	14,970	351,945
Avient Corp.(a)	5,704	206,086
Element Solutions, Inc.(a)	11,594	247,880
		805,911
Consumer Finance - 2.9%
SLM Corp.(a)(b)	12,000	388,440
Consumer Staples Distribution & Retail - 3.3%
Casey’s General Stores, Inc.(a)	1,005	439,949
Diversified REITs - 1.7%
Essential Properties Realty Trust, Inc.(a)	7,101	230,782
Electric Utilities - 2.3%
Portland General Electric Co.(a)	7,260	307,824
Electrical Equipment - 1.7%
nVent Electric PLC	3,400	223,720
Financial Services - 1.5%
Mr Cooper Group, Inc.(a)(c)	1,581	204,787
Health Care REITs - 1.1%
Community Healthcare Trust, Inc.(a)	9,450	154,413

The accompanying notes are an integral part of these financial statements.

8

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotel & Resort REITs - 1.1%
Park Hotels & Resorts, Inc.(a)	13,777	$142,730
Hotels, Restaurants & Leisure - 1.5%
Red Rock Resorts, Inc. - Class A(a)	4,073	195,789
Industrial REITs - 1.2%
STAG Industrial, Inc.(a)(b)	4,704	167,368
Insurance - 1.0%
Old Republic International Corp.	3,500	132,300
Machinery – 0.9%
SPX Technologies, Inc.(c)	850	129,277
Media - 2.5%
New York Times Co. - Class A(a)	5,841	333,638
Mortgage REITs - 4.3%
AGNC Investment Corp.(a)	33,014	295,145
Rithm Capital Corp.(a)	25,892	288,696
		583,841
Multi-Utilities - 1.4%
Algonquin Power & Utilities Corp.(a)	33,566	184,277
Office REITs - 1.9%
Kilroy Realty Corp.(a)(b)	7,938	255,604
Oil, Gas & Consumable Fuels - 7.2%
Chord Energy Corp.(a)	3,500	315,000
Delek Logistics Partners LP(a)	7,992	333,906
Plains GP Holdings LP(a)	18,142	319,299
		968,205
Retail REITs - 3.8%
Brixmor Property Group, Inc.(a)(b)	10,584	268,939
NETSTREIT Corp.(a)(b)	14,962	240,888
		509,827
Semiconductors & Semiconductor Equipment - 2.5%
MKS Instruments, Inc.(a)	4,177	343,308
Trading Companies & Distributors - 2.2%
Herc Holdings, Inc.(a)	2,355	292,020
TOTAL COMMON STOCKS (Cost $10,338,831)		10,597,972

The accompanying notes are an integral part of these financial statements.

9

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - 23.9%
Banks - 2.6%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity(d)	2,274	$56,327
Flagstar Financial, Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity(a)(d)	13,883	296,124
		352,451
Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc., 6.70%, 03/07/2043(a)	6,876	132,432
Consumer Finance - 2.7%
Atlanticus Holdings Corp., Series *, 9.25%, 01/31/2029(a)	14,472	359,774
Diversified REITs - 2.0%
Global Net Lease, Inc., Series A, 7.25%, Perpetual Maturity(a)	12,012	267,507
Diversified Telecommunication Services - 0.5%
Qwest Corp., 6.75%, 06/15/2057(a)	3,212	60,000
Health Care REITs - 2.9%
Diversified Healthcare Trust
6.25%, 02/01/2046(a)	18,470	311,220
5.63%, 08/01/2042(a)	4,394	72,325
		383,545
Mortgage REITs - 11.3%
AG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity(a)	18,579	395,677
AGNC Investment Corp., Series D, 8.85% (3 mo. Term SOFR + 4.59%), Perpetual Maturity(a)(b)	9,954	243,674
Chimera Investment Corp.
Series A, 8.00%, Perpetual Maturity(a)	11,936	257,937
Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual Maturity(a)(d)	11,062	274,559
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030	2,244	55,965
Redwood Trust, Inc., 9.13%, 03/01/2030(a)	6,459	156,631
Rithm Capital Corp., 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual Maturity(a)(b)(d)	5,836	139,305
		1,523,748
Trading Companies & Distributors - 0.0%(e)
Triton International Ltd., 7.63%, Perpetual Maturity	209	5,171
Trust, Fiduciary, and Custody Activities - 0.9%
SCE Trust IV,Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual Maturity(a)(b)(d)	5,386	122,801
TOTAL PREFERRED STOCKS (Cost $3,170,494)		3,207,429

The accompanying notes are an integral part of these financial statements.

10

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 9.5%
iShares Russell 2000 ETF(a)(f)	6,234	$1,278,406
TOTAL EXCHANGE TRADED FUNDS (Cost $1,212,529)		1,278,406
CONVERTIBLE PREFERRED STOCKS - 4.9%
Capital Markets - 1.9%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(a)	5,000	248,250
Electric Utilities - 1.2%
NextEra Energy, Inc., 6.93%, 09/01/2025(a)	4,000	159,280
Financial Services - 1.8%
Apollo Global Management, Inc., 6.75%, 07/31/2026(a)	3,547	248,219
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $613,797)		655,749
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23%(g)	12,748	12,748
First American Treasury Obligations Fund - Class X, 4.23%(g)	12,747	12,747
TOTAL SHORT-TERM INVESTMENTS (Cost $25,495)		25,495
TOTAL INVESTMENTS - 117.4% (Cost $15,361,146)		$15,765,051
Liabilities in Excess of Other Assets - (17.4)%		(2,331,819)
TOTAL NET ASSETS - 100.0%		$13,433,232

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
CMT - Constant Maturity Treasury
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of May 31, 2025 is $12,231,260.
(b)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of May 31, 2025 is $331,703.
(c)	Non-income producing security.
(d)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of May 31, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2025 (Unaudited)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b)
Written Call Options
iShares Russell 2000 ETF
Expiration: 06/06/2025; Exercise Price: $215.00	$(512,675)	(25)	$(300)
Expiration: 06/13/2025; Exercise Price: $217.00	(512,675)	(25)	(825)
Expiration: 06/20/2025; Exercise Price: $218.00	(512,675)	(25)	(1,000)
Expiration: 06/27/2025; Exercise Price: $221.00	(512,675)	(25)	(925)
Expiration: 06/30/2025; Exercise Price: $222.00	(512,675)	(25)	(1,075)
Total Written Call Options			(4,125)
TOTAL WRITTEN OPTIONS (Premiums received $6,225)			$(4,125)

ETF - Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

12

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 66.9%
Agricultural Operations - 3.0%
Land O’ Lakes, Inc., 7.25%, Perpetual Maturity(b)	$556,000	$474,005
All Other Business Support Services - 4.0%
Crescent Energy Finance LLC, 7.38%, 01/15/2033(a)(b)	448,000	416,182
Noble Finance II LLC, 8.00%, 04/15/2030(a)	217,000	216,624
		632,806
Automobiles - 2.5%
Ford Motor Co., 7.70%, 05/15/2097	176,000	177,146
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity(c)	227,000	220,522
		397,668
Banks - 2.3%
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual Maturity(a)(b)(c)	369,000	369,928
Broadline Retail - 1.5%
Kohl’s Corp., 6.00%, 01/15/2033	408,000	240,720
Chemicals - 1.8%
Chemours Co., 8.00%, 01/15/2033(a)	332,000	289,722
Consumer Finance - 1.4%
World Acceptance Corp., 7.00%, 11/01/2026(a)	220,000	220,138
Electric Utilities - 1.4%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity(a)(c)	197,000	217,033
General Medical and Surgical Hospitals - 1.4%
HCA, Inc., 7.50%, 11/15/2095	202,000	212,587
Home Builders - 2.1%
K Hovnanian Enterprises, Inc., 11.75%, 09/30/2029(a)(b)	302,000	325,647
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055(c)	222,000	211,180
Insurance - 2.7%
Lincoln National Corp., 6.94% (3 mo. Term SOFR + 2.62%), 05/17/2066(b)	512,000	421,129
Lessorsof Residential Buildings and Dwellings - 3.2%
Hudson Pacific Properties LP, 5.95%, 02/15/2028(b)	330,000	284,131
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	240,000	226,494
		510,625
Media - 1.4%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057(c)	232,000	219,361

The accompanying notes are an integral part of these financial statements.

13

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 6.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 02/01/2032(a)	$222,000	$205,612
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, 10/23/2055(b)	426,000	422,796
Warnermedia Holdings, Inc., 5.39%, 03/15/2062(b)	582,000	373,936
		1,002,344
Miscellaneous Financial Investment Activities - 1.4%
PPL Capital Funding, Inc., 7.23% (3 mo. Term SOFR + 2.93%), 03/30/2067	220,000	218,720
Mortgage REITs - 1.4%
Rithm Capital Corp., 8.00%, 04/01/2029(a)	220,000	220,728
Multi-Utilities - 1.4%
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082(c)	232,000	$222,157
Office REITs - 1.7%
Office Properties Income Trust, 9.00%, 03/31/2029(a)	288,000	274,976
Offices of Other Holding Companies - 1.4%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032(a)	217,000	221,640
Oil, Gas & Consumable Fuels – 6.9%
Civitas Resources, Inc., 8.75%, 07/01/2031(a)(b)	315,000	308,787
Kosmos Energy Ltd., 7.50%, 03/01/2028(a)	51,000	41,558
Plains All American Pipeline LP, 8.70% (3 mo. Term SOFR + 4.37%), Perpetual Maturity(b)	562,000	559,580
Vital Energy, Inc., 9.75%, 10/15/2030	208,000	183,038
		1,092,963
Petroleum Bulk Stations and Terminals - 2.8%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032(b)	437,000	442,897
Petroleum Refineries - 1.2%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	222,000	193,323
Pharmaceutical Preparation Manufacturing - 2.5%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034(a)(b)	451,000	389,142
Pipeline Transportation of Crude Oil - 1.4%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)	210,000	217,680
Pipeline Transportation of Natural Gas - 1.4%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(a)	232,000	221,268
Real Estate Credit - 2.1%
Freedom Mortgage Corp., 12.25%, 10/01/2030(a)(b)	301,000	332,913

The accompanying notes are an integral part of these financial statements.

14

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - 2.1%
Victoria’s Secret & Co., 4.63%, 07/15/2029(a)(b)	$357,000	$324,259
Support Activities for Oil and Gas Operations - 1.4%
Talos Production, Inc., 9.38%, 02/01/2031(a)	217,000	213,494
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081(c)	287,000	212,873
TOTAL CORPORATE BONDS (Cost $10,754,103)		10,543,926
	Shares
PREFERRED STOCKS - 27.9%
Banks - 1.8%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity(c)	5,905	146,267
Valley National Bancorp, Series B, 8.43% to 6/30/2025 then 3 mo. SOFR + 3.58%, Perpetual Maturity(c)	5,567	139,286
		285,553
Capital Markets - 1.6%
New Mountain Finance Corp., 8.25%, 11/15/2028	5,032	126,806
Trinity Capital, Inc., 7.88%, 09/30/2029	5,032	127,763
		254,569
Commercial Services & Supplies - 1.5%
Pitney Bowes, Inc., 6.70%, 03/07/2043	12,281	236,532
Consumer Finance - 1.8%
Navient Corp., 6.00%, 12/15/2043	15,095	278,201
Diversified REITs - 1.7%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity	11,749	261,533
Diversified Telecommunication Services - 1.9%
Qwest Corp., 6.75%, 06/15/2057	15,454	288,680
Financial Services - 0.5%
Compass Diversified Holdings, Series C, 7.88%, Perpetual Maturity	5,033	78,012
Health Care REITs - 2.6%
Diversified Healthcare Trust
5.63%, 08/01/2042	12,324	202,853
6.25%, 02/01/2046	12,217	205,856
		408,709
Hotel & Resort REITs - 0.9%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity	8,750	138,600

The accompanying notes are an integral part of these financial statements.

15

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Mortgage REITs - 10.4%
AG Mortgage Investment Trust, Inc.
9.50%, 02/15/2029	2,512	$63,428
9.50%, 05/15/2029	2,513	62,699
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029	5,033	125,259
Chimera Investment Corp., 9.00%, 05/15/2029	5,032	125,372
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity	12,583	251,660
MFA Financial, Inc., 8.88%, 02/15/2029	10,422	257,528
New York Mortgage Trust, Inc., 9.13%, 07/01/2029	10,432	257,149
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity	7,546	142,619
Redwood Trust, Inc., 9.00%, 09/01/2029	5,034	123,333
Rithm Capital Corp., Series C, 9.56% (3 mo. Term SOFR + 5.23%), Perpetual Maturity	4,922	119,900
Two Harbors Investment Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR + 5.66%, Perpetual Maturity(c)	5,415	123,137
		1,652,084
Office REITs - 1.0%
Office Properties Income Trust, Series 0000, 6.38%, 06/23/2050	1,912	12,237
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity	8,200	146,042
		158,279
Oil, Gas & Consumable Fuels - 1.4%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	19,525	224,342
Wireless Telecommunication Services - 0.8%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity	7,540	133,986
TOTAL PREFERRED STOCKS (Cost $4,456,832)		4,399,080
EXCHANGE TRADED FUNDS - 3.2%
iShares iBoxx $ High Yield Corporate Bond ETF	3,183	253,271
SPDR Bloomberg High Yield Bond ETF	2,650	254,162
TOTAL EXCHANGE TRADED FUNDS (Cost $502,251)		507,433
CONVERTIBLE PREFERRED STOCKS - 2.1%
Commercial Banking - 2.1%
New York Community Capital Trust V, 6.00%, 11/01/2051	8,897	322,516
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $335,911)		322,516

The accompanying notes are an integral part of these financial statements.

16

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)
First American Government Obligations Fund - Class X, 4.23%(e)	314	$314
First American Treasury Obligations Fund - Class X, 4.23%(e)	314	314
TOTAL SHORT-TERM INVESTMENTS (Cost $628)		628
TOTAL INVESTMENTS - 100.1% (Cost $16,049,726)		$15,773,583
Liabilities in Excess of Other Assets - (0.1)%		(9,664)
TOTAL NET ASSETS - 100.0%		$15,763,919

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
CMT - Constant Maturity Treasury
ETF - Exchange Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $5,447,148 or 34.6% of the Fund’s net assets.

(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of May 31, 2025, is $5,207,280.
(c)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of May 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
ASSETS:
Investments, at value	$70,330,628	$15,765,051	$15,773,583
Receivable for investments sold	1,181,441	—	—
Dividends and interest receivable	254,323	47,323	203,450
Deposit at broker for written option contracts	51,385	633,210	—
Cash	—	54,095	—
Total assets	71,817,777	16,499,679	15,977,033
LIABILITIES:
Written option contracts, at value	118,085	4,125	—
Loans payable	11,208,465	3,041,055	150,000
Payable for investments purchased	605,000	—	—
Payable to custodian	328,687	—	52,273
Broker interest payable	70,789	12,127	555
Payable to Adviser	39,702	9,140	10,286
Total liabilities	12,370,728	3,066,447	213,114
NET ASSETS	$59,447,049	$13,433,232	$15,763,919
Net Assets Consists of:
Paid-in capital	$60,888,071	$13,604,113	$15,871,249
Total accumulated losses	(1,441,022)	(170,881)	(107,330)
Total net assets	$59,447,049	$13,433,232	$15,763,919
Net assets	$59,447,049	$13,433,232	$15,763,919
Shares issued and outstanding(a)	2,400,000	420,000	325,000
Net asset value per share	$24.77	$31.98	$48.50
Cost:
Investments, at cost	$69,504,286	$15,361,146	$16,049,726
Proceeds:
Written options premium received	$158,045	$6,225	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

18

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2025 (Unaudited)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
INVESTMENT INCOME:
Dividend income	$1,409,171	$351,272	$108,657
Less: Dividend withholding taxes	(64,595)	(1,375)	—
Less: Issuance fees	(1,695)	—	—
Interest income	9,282	2,770	198,117
Total investment income	1,352,163	352,667	306,774
EXPENSES:
Loan interest expense (See Note 8)	409,552	86,062	583
Investment advisory fee (See Note 3)	232,290	52,996	29,547
Broker interest expense	89,400	1,025	—
Other expenses	80	—	—
Total expenses	731,322	140,083	30,130
Net investment income	620,841	212,584	276,644
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,358,427)	(816,569)	6,673
Redemptions in-kind	2,695	545	—
Written option contracts expired or closed	492,820	47,853	—
Net realized gain (loss)	(1,862,912)	(768,171)	6,673
Net change in unrealized appreciation (depreciation) on:
Investments	(3,936,672)	(1,116,318)	(276,143)
Written option contracts	23,602	1,474	—
Net change in unrealized appreciation (depreciation)	(3,913,070)	(1,114,844)	(276,143)
Net realized and change in unrealized loss	(5,775,982)	(1,883,015)	(269,470)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,155,141)	$(1,670,431)	$7,174

The accompanying notes are an integral part of these financial statements.

19

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Infrastructure Capital Equity Income ETF		Infrastructure Capital Small Cap Income ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024(a)
OPERATIONS:
Net investment income	$620,841	$1,033,569	$212,584	$170,123
Net realized gain (loss)	(1,862,912)	5,102,748	(768,171)	602,878
Net change in unrealized appreciation (depreciation)	(3,913,070)	9,685,952	(1,114,844)	1,520,849
Net increase (decrease) in net assets resulting from operations	(5,155,141)	15,822,269	(1,670,431)	2,293,850
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	—	(3,140,035)	(83,095)	(428,525)
From return of capital(See Note 4)	(2,662,250)	(1,467,965)	(466,050)	—
Total distributions to shareholders	(2,662,250)	(4,608,000)	(549,145)	(428,525)
CAPITAL TRANSACTIONS:
Subscriptions	6,449,802	5,150,723	3,176,578	14,195,960
Redemptions	—	(4,446,940)	—	(3,585,055)
Net increase in net assets from capital transactions(b)	6,449,802	703,783	3,176,578	10,610,905
Net increase (decrease) in net assets	(1,367,589)	11,918,052	957,002	12,476,230
NET ASSETS:
Beginning of the period	60,814,638	48,896,586	12,476,230	—
End of the period	$59,447,049	$60,814,638	$13,433,232	$12,476,230

(a)	Commencement date of the Fund was December 11, 2023.
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS:
Subscriptions	250,000	200,000	90,000	440,000
Redemptions	—	(175,000)	—	(110,000)
Total increase in shares outstanding	250,000	25,000	90,000	330,000

The accompanying notes are an integral part of these financial statements.

20

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

Infrastructure Capital Bond Income ETF
Period Ended May 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income	$276,644
Net realized gain	6,673
Net change in unrealized appreciation (depreciation)	(276,143)
Net increase in net assets from operations	7,174
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(114,504)
From return of capital (See Note 4)	(236,196)
Total distributions to shareholders	(350,700)
CAPITAL TRANSACTIONS:
Subscriptions	16,107,445
Net increase in net assets from capital transactions(b)	16,107,445
Net increase in net assets	15,763,919
NET ASSETS:
Beginning of the period	—
End of the period	$15,763,919

(a)	Commencement date of the Fund was January 14, 2025.
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS:
Subscriptions	325,000
Total increase in shares outstanding	325,000

The accompanying notes are an integral part of these financial statements.

21

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CASH FLOWS
For the Periods Ended May 31, 2025 (Unaudited)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF(a)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(5,155,141)	$(1,670,431)	$7,174
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(86,056,915)	(15,250,302)	(16,855,137)
Purchases of short-term investments, net	(1,824)	(25,495)	(628)
Proceeds from sales of investments	87,672,060	13,352,686	815,968
Amortization and accretion of premium and discount	—	—	(3,256)
Increase in receivable for investments sold	(280,291)	—	—
Increase in payable to Adviser	7,581	7,093	10,286
Increase in dividends and interest receivable	(6,392)	(11,506)	(203,450)
Premiums received on written option contracts	1,249,902	50,898	—
Written option contracts expired or closed	(566,209)	—	—
Decrease in payable for investments purchased	(207,800)	—	—
Increase (Decrease) in accrued expenses and other liabilities	(23,854)	(3,196)	555
Net realized (gain) loss on investments	2,358,427	816,569	(6,673)
Net realized (gain) on written option contracts	(492,820)	(47,853)	—
Net realized (gain) on redemptions in-kind	(2,695)	(545)	—
Change in unrealized appreciation/depreciation on investments	3,936,672	1,116,318	276,143
Change in unrealized appreciation/depreciation on written option contracts	(23,602)	(1,474)	—
Net cash from operating activities	2,407,099	(1,667,238)	(15,959,018)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable for Fund shares sold	6,449,802	3,176,578	16,107,445
Cash distributions paid to shareholders, net of reinvestments	(2,662,250)	(549,145)	(350,700)
Loan borrowings	33,776,037	7,025,150	290,028
Loan repayments	(41,826,500)	(7,482,436)	(140,028)
Increase in payable to custodian	328,687	—	52,273
Net cash provided by financing activities	(3,934,224)	2,170,147	15,959,018
Net change in cash	(1,527,125)	502,909	—
CASH AND RESTRICTED CASH:
Beginning Balance	1,578,510	184,396	—
Ending Balance	$51,385	$687,305	$—
SUPPLEMENTAL DISCLOSURES:
Broker expense on Written Options	$35,870	$(11,007)	$(555)
Cash paid for loan interest expense	486,936	101,290	583

The accompanying notes are an integral part of these financial statements.

22

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CASH FLOWS
For the Periods Ended May 31, 2025 (Unaudited) (Continued)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF(a)
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$1,782,967	$178,684	$—
Deposits at broker for written options contracts	—	5,712	—
Due to broker for written options contracts	(204,457)	—	—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	—	54,095	—
Deposits at broker for written options contracts	51,385	633,210	—

(a)	Commencement date of the Fund was January 14, 2025.
The accompanying notes are an integral part of these financial statements.

23

Infrastructure Capital Equity Income ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30,		For the Period Inception(a) through November 30, 2022
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$28.29	$23.01	$26.92	$30.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.49	1.08	1.25
Net realized and unrealized gain (loss) on investments	(2.63)	6.97	(2.68)	(2.41)
Total from investment operations	(2.36)	7.46	(1.60)	(1.16)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.48)	(1.07)	(1.92)
Net realized gains	—	—	(0.16)	—
Return of capital	(1.16)	(0.70)	(1.08)	—
Total distributions	(1.16)	(2.18)	(2.31)	(1.92)
Net asset value, end of period	$24.77	$28.29	$23.01	$26.92
Total return(c)	−8.37%	33.85%	−5.78%	−3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,447	$60,815	$48,897	$29,616
Ratio of expenses to average net assets(d)	2.52%	3.19%	2.96%	1.71%
Ratio of broker interest expenses to average net assets(d)	1.72%	2.39%	2.16%	0.91%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets(d)	2.14%	1.92%	4.54%	4.89%
Portfolio turnover rate(c)(e)(f)	106%	207%	144%	87%

(a)	Commencement date of the Fund was December 28, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions associated with creations of the Fund.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

24

Infrastructure Capital Small Cap Income ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Period Ended May 31, 2025 (Unaudited)	For the Period Inception(a) through November 30, 2024
PER SHARE DATA:
Net asset value, beginning of period	$37.81	$30.14
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.54	0.85
Net realized and unrealized gain (loss) on investments	(4.99)	8.88
Total from investment operations	(4.45)	9.73
LESS DISTRIBUTIONS FROM:
Net investment income	—	(2.06)
Net realized gains	(0.22)	—
Return of capital	(1.16)	—
Total distributions	(1.38)	(2.06)
Net asset value, end of period	$31.98	$37.81
Total return(d)	−11.86%	33.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,433	$12,476
Ratio of expenses to average net assets(e)(f)	2.11%	1.94%
Ratio of broker interest expense to average net assets(e)(f)	1.31%	1.14%
Ratio of operational expenses to average net assets excluding broker interest expense(e)(f)	0.80%	0.80%
Ratio of net investment income to average net assets(e)(f)	3.21%	2.57%
Portfolio turnover rate(d)(g)(h)	68%	139%

(a)	Commencement date of the Fund was December 11, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

25

Infrastructure Capital Bond Income ETF
Financial Highlights
For a Fund share outstanding throughout the period.

For the Period Inception(a) through May 31, 2025 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	1.37
Net realized and unrealized loss on investments	(1.20)
Total from investment operations	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)
Return of capital	(1.12)
Total distributions	(1.67)
Net asset value, end of period	$48.50
Total return(d)	0.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,764
Ratio of expenses to average net assets(e)	0.82%
Ratio of broker interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding broker interest expense(e)	0.80%
Ratio of net investment income to average net assets(e)	7.49%
Portfolio turnover rate(d)(g)(h)	7%

(a)	Commencement date of the Fund was January 14, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

26

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Infrastructure Capital Equity Income ETF, Infrastructure Capital Small Cap Income ETF and Infrastructure Capital Bond Income ETF (each separately a “Fund” and collectively, the “Funds”) each have their own investment objectives and policies with the Trust. The Infrastructure Capital Equity Income ETF commenced operations on December 28, 2021. The Infrastructure Capital Small Cap Income ETF commenced operations on December 11, 2023. The Infrastructure Capital Bond Income ETF commenced operations on January 14, 2024. The Funds’ investment adviser, Infrastructure Capital Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day- to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The Infrastructure Capital Equity Income ETF investment objective is to maximize income and pursue total return opportunities. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that pay dividends during normal market conditions. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in the equity securities of companies of any market capitalization. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The Infrastructure Capital Small Cap Income ETF investment objective is to seek total return through a blended approach of capital appreciation and current income. The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund defines small capitalization (“Small Cap”) companies as those companies with a market capitalization, at the time of initial investment, that is within or below the range of companies in the Russell 2000® Index. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The Infrastructure Capital Bond Income ETF investment objective seeks to maximize current income with a secondary objective to pursue strategic opportunities for capital appreciation. The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The Adviser will construct the Fund’s portfolio by investing in a range of bonds, including municipal bonds, government bonds, and corporate bonds. The Fund’s investments in corporate bonds will include, but are not limited to, fixed or floating rate bonds, zero-coupon bonds and convertible bonds. The Fund may also invest in asset-backed and mortgage-backed securities. The Fund’s investments in fixed income securities may include equity-linked notes (“ELNs”) and other investment companies, including open-end funds and exchange-traded funds (“ETFs”). The Fund may invest in securities of any credit quality and maturity, including securities rated below investment grade, or unrated securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity

27

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
securities, including common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAVs”) are calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options are valued at the last reported sale price on the exchange on which the security is principally traded. If the last sale price is not available the composite mean price can be used, which calculates the mean price of the highest bid price and the lowest ask price across the exchanges where the option is principally traded. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Infrastructure Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

28

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of May 31, 2025:
Infrastructure Capital Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$53,303,189	$—	$—	$53,303,189
Preferred Stocks	10,408,899	1,119,944	—	11,528,843
Convertible Preferred Stocks	5,496,773	—	—	5,496,773
Money Market Funds	1,823	—	—	1,823
Total Investments	$69,210,684	$1,119,944	$—	$70,330,628
Liabilities:
Investments:
Written Options	$(103,385)	$(14,700)	$—	$(118,085)
Total Investments	$(103,385)	$(14,700)	$—	$(118,085)

Infrastructure Capital Small Cap Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,597,972	$—	$—	$10,597,972
Preferred Stocks	3,207,429	—	—	3,207,429
Exchange Traded Funds	1,278,406	—	—	1,278,406
Convertible Preferred Stocks	655,749	—	—	655,749
Money Market Funds	25,495	—	—	25,495
Total Investments	$15,765,051	$—	$—	$15,765,051
Liabilities:
Investments:
Written Options	$(3,200)	$(925)	$—	$(4,125)
Total Investments	$(3,200)	$(925)	$—	$(4,125)

29

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
Infrastructure Capital Bond Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$10,543,926	$—	$10,543,926
Preferred Stocks	4,275,747	123,333	—	4,399,080
Exchange Traded Funds	507,433	—	—	507,433
Convertible Preferred Stocks	322,516	—	—	322,516
Money Market Funds	628	—	—	628
Total Investments	$5,106,324	$10,667,259	$—	$15,773,583

As of the period ended May 31, 2025, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
B.
Transactions with Brokers – The Funds’ written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as “deposits at broker for written option contracts” on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.
Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts are reported as a payable to custodian. The Funds maintain cash balances, which at times, may exceed federally insured limits.

D.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
E.
Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Adviser may write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the

30

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
Funds’ portfolio. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 I. for further counterparty risk disclosure.
When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
F.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Dividends received from the Funds’ investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital.

H.
Share Valuation – The NAVs per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.
Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

31

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
K.
Derivatives – The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses. Refer to Note 9 for further derivative disclosure.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the six month period ended May 31, 2025, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Amount
Infrastructure Capital Equity Income ETF
Written Option Contracts	2,455	$31,676,154
Infrastructure Capital Small Cap Income ETF
Written Option Contracts	218	$4,521,341

Statement of Assets and Liabilities
Fair values of derivative instruments as of May 31, 2025:

		Infrastructure Capital Equity Income ETF		Infrastructure Capital Small Cap Income ETF
	Statements of Assets and Liabilities Location	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Written Option Contracts:
Equity	Written option contracts, at value	$—	$118,085	$—	$4,125
Total fair values of derivative instruments		$—	$118,085	$—	$4,125

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six month period ending May 31, 2025:

	Infrastructure Capital Equity Income ETF Net Realized Gain on Derivatives		Infrastructure Capital Small Cap Income ETF Net Realized Loss on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$492,820	$492,820	$47,853	$47,853
Total	$492,820	$492,820	$47,853	$47,853

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives		Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$23,602	$23,602	$1,474	$1,474
Total	$23,602	$23,602	$1,474	$1,474

32

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of each Fund at the annual rate of 0.80%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and Custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no income tax or excise tax liability to the Funds. Therefore, no federal income or excise tax provisions are required. As of, and during the period ended May 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

33

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
At November 30, 2024, the Funds’ most recent completed fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF
Tax cost of Investments*	$74,476,311	$14,269,638
Gross unrealized appreciation	$8,834,219	$1,873,966
Gross unrealized depreciation	(5,025,060)	(371,876)
Net unrealized appreciation (depreciation)**	3,809,159	1,502,090
Undistributed ordinary income	—	82,182
Undistributed long-term capital gains	—	5,207
Other accumulated losses	(95,040)	(6,834)
Total distributable earnings	$3,714,119	$1,582,645

*	Tax cost of investments differs from book cost of investments due to wash sales and partnerships.
**	Net unrealized appreciation (depreciation) is inclusive of unrealized appreciation (depreciation) on the Funds’ written option positions.
For the fiscal year ending November 30, 2024 the Infrastructure Capital Equity Income ETF utilized short-term capital loss carryovers of $278,278 and long-term carryovers of $1,684,827. Neither Fund had any short-term or long-term capital loss carryovers as of November 30, 2024.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the tax year ending November 30, 2024 the Funds did not have any qualified late year losses.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
The tax character of distributions paid for the period ending May 31, 2025, and year ended November 30, 2024 were as follows:

	Ordinary Income***	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Infrastructure Capital Equity Income ETF
May 31, 2025	$2,662,250	$—	$—	$2,662,250
November 30, 2024	$3,140,035	$—	$1,467,965	$4,608,000
Infrastructure Capital Small Cap Income ETF
May 31, 2025	$77,885	$5,210	$466,050	$549,145
November 30, 2024*	$428,525	$—	$—	$428,525
Infrastructure Capital Bond Income ETF**
May 31, 2025**	$350,700	$—	$—	$350,700

*	The Fund commenced operations on December 11, 2023.
**	The Fund commenced operations on January 14, 2025.
***	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

34

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, accordingly. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of each Fund are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended May 31, 2025, were as follows:
Infrastructure Capital Equity Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$78,019,391	$87,420,004	$8,028,524	$—

Infrastructure Capital Small Cap Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities.	$11,265,361	$13,306,109	$3,984,941	$—

35

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)
Infrastructure Capital Bond Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities.	$—	$—	$—	$—
Other Securities.	$16,714,457	$673,968	$—	$—

8. BORROWING FACILITY
The Funds entered into a Tri-Party Lending Arrangement (the “Arrangement”) with Wells Fargo Securities, LLC (the “Broker”) that allows the Funds to borrow cash from the Broker. Borrowings under the Arrangement are collateralized by investments of the Funds. If a Fund defaults with respect to any of its obligations under the Arrangement, the Broker may foreclose on pledged assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Arrangement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the OBFR (Overnight Bank Funding Rate) plus an additional 1.10% on the amount borrowed. The Arrangement has an on-demand commitment term. The interest rate as of May 31, 2025 was 5.43% for the Funds.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Funds’ borrowing facilities for the six-month period ended May 31, 2025 were as follows:

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
Maximum borrowing	$21,682,389	$4,529,444	$150,000
Date of maximum borrowing	December 17-19, 2024	February 12-18, 2025	May 23-31, 2025
Total interest expense	$409,552	$86,062	$583
Weighted average interest rate	5.48%	5.33%	6.00%
Average borrowings	$14,788,271	$3,195,231	$109,231

9. OFFSETTING ASSETS AND LIABILITIES
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers, LLC and Wells Fargo Securities, LLC are the prime brokers for the Funds’ exchange traded derivatives. Refer to Note 2 K. for further derivative disclosure.

36

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025 (Unaudited) (Continued)

	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in the Statement of Assets and Liabiliites	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
Infrastructure Capital Equity Income ETF
Liabilities:
Written Option Contracts**	$(118,085)	$—	$(118,085)	$66,700	$51,385	$—
Total.	$(118,085)	$—	$(118,085)	$66,700	$51,385	$—
Infrastructure Capital Small Cap Income ETF
Liabilities:
Written Option Contracts**	$(4,125)	$—	$(4,125)	$—	$4,125	$—
Total.	$(4,125)	$—	$(4,125)	$—	$4,125	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown as it includes securities pledged.
**
As of May 31, 2025, the prime brokers for all written option contracts held by the Infrastructure Capital Equity Income ETF and the Infrastructure Capital Small Cap Income ETF were Interactive Brokers, LLC and Wells Fargo Securities, LLC, respectively.

10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
On June 26, 2025, the Infrastructure Capital Equity Income ETF and the Infrastructure Capital Small Cap Income ETF declared an income distribution of $0.2000 per share for each Fund, payable on June 30, 2025, to shareholders of record on June 27, 2025. Infrastructure Capital Bond Income ETF declared an income distribution of $0.3340 per share, payable on June 30, 2025, to shareholders of record on June 27, 2025.
On July 29, 2025, the Infrastructure Capital Equity Income ETF and the Infrastructure Capital Small Cap Income ETF declared an income distribution of $0.2000 per share for each Fund, payable on July 31, 2025, to shareholders of record on July 30, 2025. Infrastructure Capital Bond Income ETF declared an income distribution of $0.3340 per share, payable on July 30, 2025, to shareholders of record on July 31, 2025.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other subsequent events to report that would have a material impact on the Funds’ financial statements and notes to the financial statements.

37

Infrastructure Capital ETFs
Additional Information
May 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds is available, without charge on the Funds’ website at https://www.infracapfunds.com/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on October 23-24, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Infrastructure Capital Bond Income ETF (the “Fund”) and Infrastructure Capital Management, LLC (“InfraCap”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting InfraCap to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, InfraCap provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by InfraCap included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by InfraCap; (ii) the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to InfraCap, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits InfraCap may receive based on its relationship with the Fund.

38

Infrastructure Capital ETFs
Additional Information
May 31, 2025 (Unaudited) (Continued)
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from InfraCap, the Interested Trustee, and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by InfraCap under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about InfraCap’s plans with respect to the Fund’s investment process and investment strategy, the approach to security selection and the overall positioning of the Fund’s anticipated portfolio. In particular, the Board considered the Fund’s strategy of investing in fixed income securities, including municipal bonds, government bonds and corporate bonds. The Board also received and reviewed information about InfraCap’s history and organizational structure and about the Fund’s portfolio managers, Mr. Jay D. Hatfield and Mr. Andrew Meleney, noting the background and experience of each. The Board also noted it met with representatives from InfraCap, including Mr. Hatfield, during the Meeting.
The Board evaluated the ability of InfraCap, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of InfraCap.
The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by InfraCap to support the on-going operations of the Fund.
INVESTMENT PERFORMANCE
The Board reviewed InfraCap’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and had no actual investment performance record, and that InfraCap had not managed any accounts or funds with an investment strategy similar to that of the Fund. The Board then reviewed the performance of benchmark indices identified for the Fund, for the one-year, three-year, five-year and ten-year periods as of September 30, 2024. For purposes of considering the investment skill and experience of InfraCap, the Board noted that InfraCap serves as investment adviser for other existing series of the Trust (the “Existing SPT Funds”), and serves a sub-adviser for other ETFs (the “Sub-Advised ETF Clients”), and the Board considered performance information for the Existing SPT Funds. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in (i) an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with InfraCap and (ii) a group of competitor funds identified by InfraCap. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds in

39

Infrastructure Capital ETFs
Additional Information
May 31, 2025 (Unaudited) (Continued)
the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to InfraCap for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund is above the Expense Group median and average, but noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. In this regard, the Board considered that the Management Fee Rate of the Fund is below the median and average of the group of competitor funds identified by InfraCap. The Board also took into consideration the Fund’s “unified fee” structure, under which InfraCap would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, InfraCap would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.
The Board also received information regarding fees charged by InfraCap to the Existing SPT Funds and the Sub-Advised ETF Clients. The Board noted that InfraCap’s management fee for the Fund is identical to its management fee for the Existing SPT Funds. The Board considered information regarding the differences in the nature of the services required for InfraCap to manage the Fund as primary investment adviser versus managing a discrete pool of assets as a sub-adviser to another manager’s ETF, noting that InfraCap generally would perform significant additional services and assume substantially greater risks in managing the Fund than in its role as sub-adviser to the Sub-Advised ETF Clients.
Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.
PROFITABILITY
The Board acknowledged that there is no actual information about InfraCap’s profitability earned from the Fund but considered information about InfraCap’s projected profitability in managing the Fund based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit InfraCap due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO INFRACAP
The Board received and considered information regarding potential “fall-out” or ancillary benefits to InfraCap as a result of its relationship with the Fund.

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Infrastructure Capital ETFs
Additional Information
May 31, 2025 (Unaudited) (Continued)
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

41

INVESTMENT ADVISER
Infrastructure Capital Advisors, LLC
1325 Avenue of the Americas, 28th Floor
New York, NY 10019
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	8/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	8/4/2025

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	8/1/2025

* Print the name and title of each signing officer under his or her signature.